UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 29, 2012
Check here [ ] if Amendment; Amendment Number
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Telluride Asset Management LLC
Address:		1000 Parkers Lake Road
			Wayzata, MN 55391

Form 13F File Number: 28-11432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Kuper
Title:		Authorized Agent
Phone:		952-653-6446

Signature, Place, and Date of Signing:
13
	Mark Kuper	Wayzata, MN  	August 13, 2012
	[Signature]	[City, State]	 [Date]

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
 of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	13

Form 13F Information Table Value Total	6559
					(thousands)

List of Other Included Managers:	NONE

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1	2	3	4	5		6	7	8
			VALUE	SHRS OR	SH/PUT/	INV	OTHER	VOTING
NAME OF ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT	PRN CALL	DESC	MGRS	S SH N
BROCADE COMMUNICATIONS SYS I	COM	11162130	106	SHRS	21505	SOLE	NONE	X
HEALTH MGMT ASSOC INC NEW	COM	42193310	121	SHRS	15353	SOLE	NONE	X
ISHARES SILVER TRUST	P	46428Q95	2367	SHRS	88800	SOLE	NONE	X
ISHARES SILVER TRUST	C	46428Q90	2036	SHRS	76400	SOLE	NONE	X
OREXIGEN THERAPEUTICS INC	COM	68616410	113	SHRS	20325	SOLE	NONE	X
PANDORA MEDIA	COM	69835410	110	SHRS	10101	SOLE	NONE	X
PULTE HOMES INC	COM	74586710	122	SHRS	11415	SOLE	NONE	X
REGIONS FINANCIAL CORP NEW	COM	7591EP10	113	SHRS	16806	SOLE	NONE	X
RF MICRODEVICES INC	COM	74994110	103	SHRS	24154	SOLE	NONE	X
SONIC CORP	COM	83545110	121	SHRS	12033	SOLE	NONE	X
SPDR GOLD TRUST	COM	78463V10	419	SHRS	2700	SOLE	NONE	X
TENET HEALTHCARE CORP	COM	88033G10	112	SHRS	21367	SOLE	NONE	X
UNITED STATES OIL FUND LP	COM	91232N10	716	SHRS	22500	SOLE	NONE	X
TOTAL			6559